Intangible Assets - Schedule of Intangible Assets (Details) - KRW (₩) ₩ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Gross Carrying Amount	₩ 590,763	₩ 590,762	₩ 588,367
Accumulated Amortization	(238,159)	(187,709)	(81,128)
Net Carrying Amount	352,604	403,053	507,239
Industrial Property Rights [Member]
Gross Carrying Amount	5,960	5,960	5,960
Accumulated Amortization	(5,051)	(4,841)	(4,397)
Net Carrying Amount	909	1,119	1,563
Software [Member]
Gross Carrying Amount	62,782	62,782	62,782
Accumulated Amortization	(62,782)	(62,782)	(57,106)
Net Carrying Amount			5,676
Customers Relationship [Member]
Gross Carrying Amount	500,000	500,000	500,000
Accumulated Amortization	(150,000)	(100,000)
Net Carrying Amount	350,000	400,000	500,000
Other [Member]
Gross Carrying Amount	22,021	22,020	19,625
Accumulated Amortization	(20,326)	(20,086)	(19,625)
Net Carrying Amount	₩ 1,695	₩ 1,934